Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and contingencies
Commitments and contingencies
—
Note 15
Commitments and contingencies
Contingencies—Regulatory, Compliance and Legal
Regulatory
Based on findings during an

internal investigation, the Company

self-reported to the Securities and

Exchange
Commission (SEC) and the Department

of Justice (DoJ),

in the United States, to the

Special Investigating
Unit (SIU) and the National Prosecuting

Authority (NPA) in South Africa, as well as to various authorities in
other countries,

potential suspect payments

and other compliance

concerns in connection with some of

the
Company’s dealings with Eskom and

related persons. Many of those

parties have expressed an

interest in, or
commenced an investigation into,

these matters and the Company is cooperating

fully with them. The
Company paid $ 104

million to Eskom in December 2020

as part of a full and final settlement

with Eskom and
the SIU relating to improper payments

and other compliance

issues associated with the Controls

and
Instrumentation Contract, and its

Variation Orders for Units 1 and 2 at Kusile. The Company

made a
provision of approximately $ 325

million, which was recorded in

Other income (expense), net, during

the third
quarter of 2022. In December 2022,

the Company settled with

the SEC and DoJ as well as the authorities

in
South Africa and Switzerland. The

matter is still pending with the authorities

in Germany, but the Company
does not believe that it will need

to record any additional provisions

for this matter.
General
The Company is aware of proceedings,

or the threat of proceedings,

against it and others in respect of
private claims by customers and other

third parties with regard

to certain actual or alleged

anticompetitive
practices. Also, the Company is subject

to other claims and legal

proceedings, as well as investigations
carried out by various law enforcement

authorities. With respect to the above-mentioned

claims, regulatory
matters, and any related proceedings,

the Company will bear

the related costs, including costs

necessary to
resolve them.
Liabilities recognized
At December 31, 2023 and 2022,

the Company had aggregate

liabilities of $
101

million and $
86

million,
respectively, included in Other provisions and Other non
‑
current liabilities, for the above

regulatory,
compliance and legal

contingencies, and none of the individual

liabilities recognized was significant. As it is
not possible to make an informed

judgment on, or reasonably

predict, the outcome of certain matters

and as
it is not possible, based on information

currently available

to management, to estimate the

maximum potential
liability on other matters, there could

be adverse outcomes beyond

the amounts accrued.
Guarantees
General
The following table provides quantitative

data regarding the Company’s third
‑
party guarantees. The maximum
potential payments represent a “worst
‑
case scenario”, and do

not reflect management’s expected outcomes.
Maximum potential payments (1)
December 31, ($ in millions) 2023 2022
Performance guarantees

3,451 4,300
Financial guarantees

94 96
Total 3,545 4,396
(1)
Maximum potential payments include amounts in both continuing and discontinued operations.
The carrying amount of liabilities

recorded in the Consolidated

Balance Sheets reflects the Company’s best
estimate of future payments, which

it may incur as part of fulfilling

its guarantee obligations. In respect

of the
above guarantees, the carrying amounts

of liabilities at December 31, 2023

and 2022, were not significant.
The Company is party to various

guarantees providing financial

or performance assurances to certain

third
parties. These guarantees, which

have various maturities up to 2032,

mainly consist of performance
guarantees whereby (i) the Company

guarantees the performance

of a third party’s product or service
according to the terms of a contract and

(ii) as member of a consortium/joint

venture that includes third
parties, the Company guarantees not

only its own performance

but also the work of third parties.

Such
guarantees may include guarantees

that a project will be completed

within a specified time. If the

third party
does not fulfill the obligation, the Company

will compensate the guaranteed

party in cash or in kind. The
original maturity dates for the

majority of these performance

guarantees range from
one

to
ten years .
In conjunction with the divestment of

the high
‑
voltage cable and cables

accessories businesses, the
Company has entered into various

performance guarantees

with other parties with respect

to certain liabilities
of the divested business. At December

31, 2023 and 2022, the maximum

potential payable under

these
guarantees amounts to $ 874

million and $
843

million, respectively, and these guarantees have various
maturities ranging from five

to
ten years .
The Company retained obligations

for financial and performance guarantees

related to the sale of the Power
Grids business (see Note 3 for details).

At both December 31, 2023

and 2022,

the performance and financial
guarantees have been fully indemnified

by Hitachi. These guarantees, which

have various maturities up to
2032, primarily consist of bank guarantees,

standby letters of credit, business

performance guarantees

and
other trade-related guarantees, the

majority of which have

original maturity dates ranging

from
one

to
ten
years. The maximum amount payable

under these guarantees at December 31,

2023 and 2022,

is
approximately $ 2.2

billion and $
3.0

billion, respectively. On completing the sale of the Company’s remaining
19.9

percent interest in Hitachi Energy Ltd.

to Hitachi in 2022, the Company

also settled certain existing
indemnification guarantees

that were due to be settled concurrent

with such transaction. As a

result, in 2022,
the Company recorded $ 136

million of cash outflows for

the settlement of these liabilities

(recorded in
discontinued operations).
Commercial commitments
In addition, in the normal course

of bidding for and executing

certain projects, the Company has

entered into
standby letters of credit, bid/performance

bonds and surety bonds (collectively

“performance bonds”) with
various financial institutions. Customers

can draw on such performance

bonds in the event that the Company
does not fulfill its contractual obligations.

The Company would then have

an obligation to reimburse the
financial institution for amounts paid

under the performance

bonds. At December 31, 2023 and 2022,

the total
outstanding performance bonds

aggregated to $
3.1

billion and $
2.9

billion, respectively. There have been no
significant amounts reimbursed to

financial institutions under

these types of arrangements in 2023 and

2022.
Product and order
‑
related contingencies
The Company calculates its provision

for product warranties based

on historical claims experience

and
specific review of certain contracts.
The reconciliation of the Provisions

for warranties, including

guarantees of product performance,

was as
follows:
($ in millions) 2023 2022 2021
Balance at January 1, 1,028 1,005 1,035
Net change in warranties

due to acquisitions,

divestments and spin-offs
— (24) 1
Claims paid in cash or

in kind

(171) (157) (222)
Net increase in provision

for changes in
estimates, warranties issued

and warranties expired

327 252 226
Exchange rate differences

26 (48) (35)
Balance at December 31, 1,210 1,028 1,005
Related party transactions
The Company conducts business with

certain companies where

members of the Company’s Board

of
Directors or Executive Committee

act, or in recent years have

acted, as directors or senior executives.

The
Company’s Board of Directors has determined

that the Company’s business relationships

with those
companies do not constitute material

business relationships. This determination

was made in accordance
with the Company’s related party transaction

policy which was prepared

based on the Swiss Code of Best
Practice and the independence

criteria set forth in the corporate

governance rules of the New

York Stock
Exchange.